SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 1997
                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                          DATED AUGUST 1, 1996
                FRANKLIN NEW YORK TAX-FREE INCOME FUND
                         DATED OCTOBER 1, 1996
               AS PREVIOUSLY SUPPLEMENTED OCTOBER 1, 1996
                  FRANKLIN FEDERAL TAX-FREE INCOME FUND
                         DATED SEPTEMBER 1, 1996
              FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND
              DATED MAY 1, 1996 AS AMENDED SEPTEMBER 1, 1996

                            FRANKLIN TAX-FREE TRUST
                 Franklin Arizona Insured Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                 Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                   Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                     Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                  Franklin North Carolina Tax-Free Income Fund
                      Franklin Texas Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund
                               Dated July 1, 1996

                            FRANKLIN TAX-FREE TRUST
                     Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                    Franklin High Yield Tax-Free Income Fund
                     Franklin Indiana Tax-Free Income Fund
                     Franklin Michigan Tax-Free Income Fund
                    Franklin New Jersey Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                   Franklin Pennsylvania Tax-Free Income Fund
                   Franklin Puerto Rico Tax-Free Income Fund
                               Dated July 1, 1996
                   as previously supplemented October 1, 1996

I. The discussion under "How Do I Buy Shares? - Cumulative Quantity Discounts - Class I Only" is amended by replacing it with the following text:

 To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your shares in other Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts.

II. The discussion under "How Do I Buy Shares? - Sales Charge Waivers" is amended by adding the following new item as the last item in the list of waiver categories:

 o Investors exchanging Advisor Class shares from any of the Franklin Templeton Funds, or, beginning on or about May 1, 1997, Class Z shares of Mutual Series

III. The discussion under "May I Exchange Shares for Shares of Another Fund? Exchange Restrictions" is amended by replacing the first restriction with the following text:

 You may only exchange shares within the same class.*

 *Because the Fund does not offer Advisor Class shares, Advisor Class shares of any Franklin Templeton Fund may be exchanged for Class I shares of the Fund at Net Asset Value. Beginning on or about May 1, 1997, Class Z shares of Mutual Series may also be exchanged into shares of the Fund.

January 1, 1997